LONG-TERM DEBT (Details 3) - Limit	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Long-Term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	1.87	2.36
Consolidated total senior debt to consolidated EBITDA	1.30	2.32
Consolidated total senior debt to total capitalization	32.00%	46.00%
Top of range [member]
Disclosure of Long-Term Debt [Line Items]
Consolidated total debt to consolidated EBITDA	4
Consolidated total senior debt to consolidated EBITDA	3.5
Consolidated total senior debt to total capitalization	55.00%